Note 28 - Related Parties (Tables)	12 Months Ended
Dec. 31, 2019
Statement Line Items [Line Items]
Disclosure of transactions between related parties [text block]
[US$ thousands]			As of December 31, 2018
Balances with related parties	Category of related party	Type of balance	2018	2019
Mobimagic Digital Technology Ltd	Key management personnel	Accounts receivable	770	-
Mobimagic Digital Technology Ltd	Key management personnel	Distribution prepayment	10,420	15,527
Mobimagic Digital Technology Ltd	Key management personnel	Trade and other payables	-	(2,760)
Beijing Kunlun Tech Co., Ltd.	Key management personnel	Other payables	(169)	(177)
Kunlun Group Limited	Key management personnel	Trade payable	-	(436)
Mobi Magic (Beijing) Info. Tech. Co., Ltd / Hong Kong Fintango Limited	Key management personnel	Trade and other payables	-	(25,598)
Mobi Magic (Beijing) Information Technology Co., Ltd.	Key management personnel	Trade receivable	-	303
nHorizon Innovation (Beijing) Software Ltd.	Joint venture	Revenue share liability	-	(23)
nHorizon Innovation (Beijing) Software Ltd.	Joint venture	Trade receivable	-	146
nHorizon Innovation (Beijing) Software Ltd.	Joint venture	Professional service payable	(979)	(543)
OPay Digital Services Limited (HK)	Associate / Key management personnel	Loans receivable	1,779	-
OPay Digital Services Limited (HK)	Associate / Key management personnel	Trade receivable	4,271	17,450
OPay Digital Services Limited (HK)	Associate / Key management personnel	Trade payable	(455)	-
OPay Digital Services Limited (HK)	Associate / Key management personnel	Contract liability	-	(6,274)
Paycom Nigeria Limited	Key management personnel	Trade receivable	-	1,466
Paycom Nigeria Limited	Key management personnel	Trade and other payables	-	(26)
Powerbets Holding Limited	Joint venture	Loans receivable	2,567	3,039
Powerbets Holding Limited	Joint venture	Trade receivable	4,369	6,579
StarMaker Entertainment Technology India Pvt., Ltd.	Associate / Key management personnel	Trade receivable	-	22
Wisdom Connection III Holding Inc.	Key management personnel	Other receivables	-	500
[US$ thousands]			Year ended December 31,
Transactions with related parties	Category of related party	Type of transaction	2017	2018	2019
Mobimagic Digital Technology Ltd	Key management personnel	Technology licensing, advertising and other revenue	-	3,069	-
Mobimagic Digital Technology Ltd	Key management personnel	Marketing and distribution	(8,416)	(7,522)	(25,767)
Mobimagic Digital Technology Ltd	Key management personnel	Software license fees	-	-	(500)
Beijing Kunlun Tech Co., Ltd.	Key management personnel	Office facilities	(1,425)	(1,072)	(1,545)
Beijing Kunlun Tech Co., Ltd.	Key management personnel	Technology licensing and other revenue	-	-	13
Beijing Kunlun Tech Co., Ltd.	Key management personnel	Professional services	-	-	(30)
Kunlun Group Limited	Key management personnel	Professional investment advisory services	-	-	(436)
Beijing Kunlun Lexiang Network Technology Co., Ltd.	Key management personnel	Professional services	-	-	(79)
Beijing Kunlun Online Network Tech Co., Ltd	Key management personnel	Professional services	-	-	(125)
Beijing Xianlaihuyu Network Tech Co., Ltd	Key management personnel	Professional services	-	-	(39)
KUNLUN GLOBAL INTERNATIONAL SDN. BHD.	Key management personnel	Advertising revenue	-	68	2
Mobi Magic (Beijing) Information Technology Co., Ltd.	Key management personnel	Technology licensing and other revenue	-	-	303
Mobi Magic (Beijing) Info.Tech. Co., Ltd / Hong Kong Fintango Limited	Key management personnel	Cost of revenue	-	-	(25,598)
Mobi Magic (Beijing) Information Technology Co., Ltd	Key management personnel	Professional services	-	-	(325)
nHorizon Innovation (Beijing) Software Ltd.	Joint venture	Technology licensing and other revenue	387	(18)	146
nHorizon Innovation (Beijing) Software Ltd.	Joint venture	Investment	(770)	-	-
nHorizon Innovation (Beijing) Software Ltd.	Joint venture	Cost of revenue	(72)	(45)	(38)
nHorizon Infinite (Beijing) Software Ltd.	Joint venture	Professional services	(513)	(941)	(156)
OPay Digital Services Limited (HK)	Associate / Key management personnel	Acquisition of business	-	(9,500)	-
OPay Digital Services Limited (HK)	Associate / Key management personnel	Investment (Note 27)	(4,969)	-	(7,131)
OPay Digital Services Limited (HK)	Associate / Key management personnel	License fee (cost of revenue)	-	(455)	-
OPay Digital Services Limited (HK)	Associate / Key management personnel	Technology licensing and other revenue	2,829	10,899	15,960
OPay Digital Services Limited (HK)	Associate / Key management personnel	Interest income	-	-	323
Paycom Nigeria Limited	Associate / Key management personnel	Advertising revenue	-	-	1,565
Powerbets Holdings Limited	Joint venture	Technology licensing, advertising and other revenue	-	4,369	2,210
Powerbets Holdings Limited	Joint venture	Investment	(310)	-	-
StarMaker Interactive Inc.	Associate / Key management personnel	Investment	-	(30,000)	-
StarMaker Interactive Inc.	Associate / Key management personnel	Professional services	16	175	150
Wisdom Connection III Holding Inc.	Key management personnel	Other revenue	-	-	8
Wisdom Connection III Holding Inc.	Key management personnel	Disposal of shares in associates	-	-	500